Sarah T. Swain

+1.617.341.7815

sarah.swain@morganlewis.com

VIA EDGAR

January 3, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	City National Rochdale Funds (File No. 333-16093)
Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for Class N shares of the Trust’s City National Rochdale Fixed Income Opportunities Fund.

Please contact me at (617) 341-7815 with your questions or comments.

Sincerely,

Sarah T. Swain

Sarah T. Swain